Risk Management - Summary of Aging of Trade Receivables (Details) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	$ 181	$ 219
Between One and Two Months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	159	190
Between Two and Three Months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	15	21
More Than Three Months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	$ 7	$ 8